GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Nov. 30, 2013
GENERAL AND ADMINISTRATIVE EXPENSES [Text Block]

NOTE 10 – GENERAL AND ADMINISTRATIVE EXPENSES

	Year ended
	November 30,
	2013	2012

Salaries & related expenses	$415,163	$192,973
Stock-based compensation	2,636,090	1,889,326
Accounting and Legal	283,493	176,446
Professional fees	296,753	203,288
Business development	187,827	140,944
Travel	118,333	14,551
Others	70,387	62,220
Total	$4,008,046	$2,679,748